Temporary Equity (Details)	1 Months Ended
Jan. 31, 2021 USD ($) shares
Temporary Equity (Textual)
Issuance of share capital, Shares	40,000
Issuance of share capital | $	$ 40,000
Subject to possible redemption, shares